Investment property - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) ft² investmentProperty	Dec. 31, 2022 USD ($) ft² landReserve sale	Dec. 31, 2021 USD ($) ft² landReserve industrialProperty	Dec. 31, 2020 USD ($)	Jul. 22, 2016 investmentProperty
Disclosure of detailed information about investment property [line items]
Additions paid	$ 15,884,322	$ 739,381	$ 933,571
Disposal of investment property	42,519,100	9,743,562	109,984,290
Investment properties	$ 3,212,164,164	2,738,465,276	2,263,170,941	$ 2,103,214,762
Number of investment properties | investmentProperty	67				48
Collateral Pledged
Disclosure of detailed information about investment property [line items]
Investment properties	$ 642,470,000
Queretaro Aerospace Park
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	41 years
Querétaro Aerospace Park - Airport Concessions
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	34 years
Nissan the Douki Seisan Park
Disclosure of detailed information about investment property [line items]
Remaining term of investment property (in years)	40 years
Land Reserves And New Buildings
Disclosure of detailed information about investment property [line items]
Additions not paid	$ 19,510,889	23,866,003	$ 739,381
Land Reserves And New Buildings | Aguascalientes and Tijuana
Disclosure of detailed information about investment property [line items]
Investment properties	42,519,100
Losses on disposals of investment properties	$ 461,600
Land reserves
Disclosure of detailed information about investment property [line items]
Disposal of investment property		$ 13,862,383
Land reserves | Aguascalientes
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²	914,932
Disposal of investment property	$ 5,057,500
Land reserves | Querétaro
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²		115,101	2,100,000
Disposal of investment property		$ 909,005	$ 16,317,539
Investment properties			$ 7,395,427
Number of investment properties sold | landReserve		2	4
Gains on disposals of investment properties			$ 8,922,112
Land reserves | Cd Juarez
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²		1,297,508
Land reserves | Queretaro and Cd. Juarez
Disclosure of detailed information about investment property [line items]
Investment properties		$ 9,743,562
Number of sales | sale		2
Gains on disposals of investment properties		$ 5,027,826
Industrial Properties | Queretaro and Ciudad Juarez
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²			1,371,129
Disposal of investment property			$ 108,248,000
Investment properties			$ 103,177,437
Number of investment properties sold | industrialProperty			2
Gains on disposals of investment properties			$ 5,070,563
Buildings | Tijuana
Disclosure of detailed information about investment property [line items]
Number of square feet | ft²	313,410
Disposal of investment property	$ 37,000,000